UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 17.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.833%, with various maturities to 2022(1)	$883	$886,813
1.895%, with various maturities to 2037(1)	1,138	1,148,090
2.539%, with maturity at 2022(1)	28	28,264
2.799%, with maturity at 2034(1)	3,246	3,382,438
2.852%, with maturity at 2035(1)	1,716	1,776,346
2.865%, with maturity at 2025(1)	432	446,393
2.932%, with maturity at 2020(1)	35	35,101
2.968%, with maturity at 2038(1)	2,324	2,453,074
2.984%, with maturity at 2023(1)	510	519,836
2.999%, with maturity at 2035(1)	6,190	6,517,442
3.009%, with maturity at 2036(1)	2,369	2,503,065
3.067%, with maturity at 2036(1)	2,529	2,664,860
3.274%, with maturity at 2032(1)	422	428,513
3.481%, with maturity at 2029(1)	184	184,321
3.792%, with maturity at 2034(1)	148	157,503
4.048%, with maturity at 2037(1)	1,881	1,985,554
4.186%, with maturity at 2032(1)	370	383,576
4.398%, with maturity at 2030(1)	529	565,158
4.50%, with various maturities to 2035	1,179	1,248,939
4.71%, with maturity at 2033(1)	2,190	2,330,901
5.00%, with various maturities to 2018	238	241,058
5.50%, with various maturities to 2018	39	38,724
6.00%, with maturity at 2029	312	349,920
7.00%, with various maturities to 2035	706	816,084
8.00%, with various maturities to 2025	6	6,376

		$31,098,349

Federal National Mortgage Association:
1.833%, with maturity at 2033(1)	$370	$373,806
1.841%, with maturity at 2032(1)	1,265	1,278,144
1.895%, with various maturities to 2037(1)	754	760,490
1.957%, with maturity at 2018(1)	1	746
2.027%, with maturity at 2038(1)	418	421,150
2.417%, with maturity at 2029(1)	13	12,796
2.466%, with maturity at 2028(1)	1,522	1,550,615
2.475%, with maturity at 2020(1)	93	93,425
2.599%, with maturity at 2036(1)	181	181,858
2.645%, with maturity at 2018(1)	10	9,828
2.674%, with maturity at 2030(1)	70	70,893
2.683%, with maturity at 2033(1)	674	707,532
2.755%, with maturity at 2030(1)	487	496,811
2.812%, with maturity at 2040(1)	679	710,229
2.835%, with maturity at 2037(1)	2,084	2,190,510
2.846%, with maturity at 2031(1)	1,550	1,598,498

Security	Principal Amount (000’s omitted)		Value
2.849%, with maturity at 2033(1)	$5,499		$5,796,914
2.874%, with maturity at 2030(1)	687		708,779
2.892%, with maturity at 2036(1)	613		644,552
2.893%, with maturity at 2039(1)	3,667		3,860,429
2.903%, with maturity at 2021(1)	147		148,705
3.00%, with maturity at 2018(1)	0	(2)	280
3.031%, with maturity at 2036(1)	545		552,570
3.149%, with maturity at 2038(1)	1,065		1,111,198
3.17%, with maturity at 2034(1)	1,607		1,673,871
3.267%, with maturity at 2019(1)	217		219,202
3.395%, with maturity at 2035(1)	1,786		1,879,131
3.55%, with maturity at 2034(1)	965		1,003,223
3.568%, with maturity at 2034(1)	2,477		2,615,840
3.586%, with maturity at 2026(1)	586		616,700
3.653%, with maturity at 2021(1)	122		123,969
3.71%, with maturity at 2035(1)	846		890,995
3.729%, with maturity at 2036(1)	1,376		1,470,341
3.766%, with maturity at 2036(1)	136		141,569
3.795%, with maturity at 2021(1)	218		221,788
3.805%, with maturity at 2035(1)	692		739,477
3.933%, with maturity at 2034(1)	1,567		1,648,532
4.03%, with maturity at 2035(1)	1,065		1,135,682
4.107%, with maturity at 2033(1)	587		629,429
4.206%, with maturity at 2034(1)	546		584,099
4.663%, with maturity at 2029(1)	908		970,879
4.702%, with maturity at 2034(1)	928		981,755
4.771%, with maturity at 2034(1)	514		549,726
5.00%, with various maturities to 2019	410		416,754
6.00%, with various maturities to 2031	508		564,911
6.325%, with maturity at 2032(1)	213		233,155
6.50%, with maturity at 2036	4,990		5,688,065
7.00%, with various maturities to 2035	3,883		4,513,076
7.512%, with maturity at 2018(3)	0	(2)	130
8.00%, with maturity at 2034	657		757,188

			$53,550,245

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$443		$452,088
5.00%, with maturity at 2018	191		194,400
8.25%, with maturity at 2020	33		34,504
9.00%, with maturity at 2017	0	(2)	63

			$681,055

Total Mortgage Pass-Throughs (identified cost $84,600,136)			$85,329,649

Collateralized Mortgage Obligations — 79.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(4)	$3,730	$3,404,227
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(4)	1,760	1,573,840
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(4)	4,032	3,740,989
Series 1395, Class F, 1.298%, 10/15/22(5)	21	20,573
Series 2135, Class JZ, 6.00%, 3/15/29	1,006	1,122,529
Series 3030, (Interest Only), Class SL, 4.874%, 9/15/35(6)(7)	3,528	629,708
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(4)	1,542	1,376,263
Series 3114, (Interest Only), Class TS, 5.424%, 9/15/30(6)(7)	8,360	1,151,445
Series 3339, (Interest Only), Class JI, 5.364%, 7/15/37(6)(7)	2,738	506,273
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(4)	509	474,349
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(4)	1,056	951,642
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(4)	1,696	1,513,988
Series 3866, Class DF, 2.676%, 5/15/41(5)	2,325	2,359,964
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(6)	3,507	241,818
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(6)	4,384	598,597
Series 4094, (Interest Only), Class CS, 4.774%, 8/15/42(6)(7)	5,409	1,070,318
Series 4109, (Interest Only), Class SA, 4.974%, 9/15/32(6)(7)	3,646	670,241
Series 4177, Class MP, 2.50%, 3/15/43	1,032	1,003,028
Series 4204, Class AF, 2.227%, 5/15/43(5)	2,855	2,828,163
Series 4212, (Interest Only), Class SA, 4.974%, 7/15/38(6)(7)	9,931	1,136,481
Series 4299, Class JG, 2.50%, 7/15/43	6,413	6,444,118
Series 4319, Class SY, 5.727%, 3/15/44(7)	132	132,686
Series 4337, Class YT, 3.50%, 4/15/49	2,951	2,995,037
Series 4385, Class SC, 6.47%, 9/15/44(7)	296	291,052
Series 4389, Class CA, 3.00%, 9/15/44	7,914	7,988,350
Series 4407, Class LN, 6.461%, 12/15/43(7)	141	141,371
Series 4452, (Interest Only), Class SP, 4.974%, 10/15/43(6)(7)	5,822	905,043
Series 4495, Class JA, 3.50%, 5/15/45	3,180	3,230,432
Series 4497, (Interest Only), Class CS, 4.974%, 9/15/44(6)(7)	4,124	905,506
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(6)	13,014	2,343,689
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(6)	5,462	835,034
Series 4549, (Interest Only), Class DS, 4.674%, 8/15/45(6)(7)	10,003	1,933,744
Series 4583, Class CZ, 3.50%, 5/15/46	2,821	2,804,840
Series 4584, Class PM, 3.00%, 5/15/46	3,634	3,738,692
Series 4594, Class GT, 4.00%, 7/15/43(7)	2,842	2,705,514
Series 4608, Class TV, 3.50%, 1/15/55	3,227	3,280,914
Series 4616, Class PZ, 2.00%, 3/15/42	531	531,186
Series 4619, Class KF, 1.977%, 6/15/39(5)	2,199	2,147,171
Series 4631, Class KF, 2.227%, 10/15/46(5)	2,677	2,693,263
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(6)	3,800	555,495
Series 4637, Class CU, 3.00%, 8/15/44	12,091	11,784,203
Series 4637, Class QU, 3.00%, 4/15/44	20,145	19,643,480
Series 4639, Class KF, 2.527%, 12/15/44(5)	13,012	13,112,027
Series 4645, Class CF, 2.227%, 3/15/44(5)	16,208	16,314,883
Series 4648, Class WF, 2.227%, 1/15/47(5)	2,441	2,455,960
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(6)	4,878	683,943
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(6)	4,812	669,410
Series 4678, Class PC, 3.00%, 1/15/46	9,677	9,809,700

Security	Principal Amount (000’s omitted)	Value
Series 4681, Class JZ, 2.50%, 5/15/47	$1,702	$1,671,372
Series 4681, Class MF, 2.227%, 5/15/47(5)	4,799	4,793,701
Series 4695, Class CA, 3.00%, 10/15/41	7,364	7,232,890
Series 4703, Class TZ, 4.00%, 7/15/47	2,664	2,667,330

		$163,816,472

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.882%, 10/25/28(5)	$5,500	$6,295,072
Series 2017-DNA1, Class M2, 4.482%, 7/25/29(5)	4,000	4,261,750
Series 2017-DNA2, Class M2, 4.682%, 10/25/29(5)	2,000	2,157,722

		$12,714,544

Federal National Mortgage Association:
Series G93-17, Class FA, 2.232%, 4/25/23(5)	$56	$56,281
Series G93-36, Class ZQ, 6.50%, 12/25/23	256	279,769
Series G97-4, Class FA, 2.026%, 6/17/27(5)	272	275,013
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(6)	782	120,763
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(4)	4,104	3,786,846
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(4)	891	813,180
Series 1993-203, Class PL, 6.50%, 10/25/23	255	279,740
Series 1994-14, Class F, 2.248%, 10/25/23(5)	258	262,424
Series 2001-4, Class GA, 9.304%, 4/17/25(3)	23	25,261
Series 2004-60, (Interest Only), Class SW, 5.818%, 4/25/34(6)(7)	4,289	716,384
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(6)	3,471	978,363
Series 2006-65, (Interest Only), Class PS, 5.988%, 7/25/36(6)(7)	2,361	486,991
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(4)	726	657,362
Series 2007-99, (Interest Only), Class SD, 5.168%, 10/25/37(6)(7)	3,726	672,965
Series 2007-102, (Interest Only), Class ST, 5.208%, 11/25/37(6)(7)	1,980	360,244
Series 2009-48, Class WA, 5.834%, 7/25/39(5)	827	911,979
Series 2009-62, Class WA, 5.571%, 8/25/39(5)	1,316	1,452,309
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(4)	1,619	1,444,711
Series 2009-93, (Interest Only), Class SC, 4.918%, 11/25/39(6)(7)	7,126	1,128,133
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,409	1,467,272
Series 2010-135, (Interest Only), Class SD, 4.768%, 6/25/39(6)(7)	3,413	334,645
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(6)	1,766	68,820
Series 2011-49, Class NT, 6.00%, 6/25/41(7)	548	602,943
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(6)	2,664	634,496
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(6)	2,235	117,074
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(6)	7,985	763,835
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(4)	1,223	1,115,364
Series 2012-14, Class MH, 2.00%, 12/25/40	527	526,724
Series 2012-35, Class GE, 3.00%, 5/25/40	6,966	7,066,753
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(4)	4,348	3,881,611
Series 2012-73, (Interest Only), Class MS, 4.818%, 5/25/39(6)(7)	4,252	388,945
Series 2012-86, (Interest Only), Class CS, 4.868%, 4/25/39(6)(7)	3,594	353,981
Series 2012-94, (Interest Only), Class SL, 5.468%, 5/25/38(6)(7)	9,828	1,455,261
Series 2012-103, (Interest Only), Class GS, 4.868%, 2/25/40(6)(7)	8,727	861,300
Series 2012-112, (Interest Only), Class SB, 4.918%, 9/25/40(6)(7)	8,683	1,292,352
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,193	2,741,308
Series 2012-147, (Interest Only), Class SA, 4.868%, 1/25/43(6)(7)	3,301	649,508
Series 2013-52, Class GA, 1.00%, 6/25/43	5,035	4,875,875
Series 2013-52, Class MD, 1.25%, 6/25/43	3,897	3,722,210

Security	Principal Amount (000’s omitted)	Value
Series 2013-67, Class NF, 2.232%, 7/25/43(5)	$1,856	$1,839,446
Series 2013-119, Class PD, 2.50%, 1/25/43	584	585,158
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(6)	4,238	355,216
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(6)	4,214	353,200
Series 2014-1, Class HF, 2.727%, 6/25/43(5)	2,000	2,028,626
Series 2014-5, Class LB, 2.50%, 7/25/43	1,684	1,686,955
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	3,703	3,085,048
Series 2014-35, Class CF, 1.582%, 6/25/44(5)	26,912	26,945,411
Series 2014-41, (Interest Only), Class SA, 4.818%, 7/25/44(6)(7)	4,900	1,151,358
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(6)	5,225	808,824
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(6)	4,415	641,771
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(6)	7,095	1,277,167
Series 2015-4, Class BF, 1.632%, 2/25/45(5)	16,441	16,510,143
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(6)	3,785	552,479
Series 2015-31, (Interest Only), Class SG, 4.868%, 5/25/45(6)(7)	5,475	1,202,379
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(6)	5,573	821,500
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(6)	6,998	895,670
Series 2015-74, Class SL, 1.626%, 10/25/45(7)	2,024	1,641,711
Series 2016-1, (Interest Only), Class SJ, 4.918%, 2/25/46(6)(7)	8,013	1,602,216
Series 2016-20, Class ZA, 2.50%, 12/25/41	2,720	2,570,729
Series 2016-22, Class ZE, 3.00%, 6/25/44	4,996	4,979,264
Series 2016-41, Class HZ, 2.00%, 5/25/44	619	617,668
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(6)	5,581	742,125
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,431	1,407,006
Series 2017-1, Class LF, 2.227%, 2/25/47(5)	1,040	1,034,970
Series 2017-13, Class KF, 2.227%, 2/25/47(5)	3,492	3,502,845
Series 2017-15, Class LE, 3.00%, 6/25/46	4,915	4,981,801
Series 2017-20, Class KB, 3.00%, 4/25/47	6,197	6,182,320
Series 2017-39, Class JZ, 3.00%, 5/25/47	2,082	2,044,057
Series 2017-45, Class MZ, 4.00%, 6/25/47	5,488	5,509,911
Series 2017-49, Class PF, 2.227%, 7/25/47(5)	2,789	2,780,367
Series 2017-50, Class CZ, 3.00%, 7/25/53	7,912	7,896,391
Series 2017-56, Class KF, 2.227%, 7/25/47(5)	7,520	7,541,543
Series 2017-59, Class NZ, 4.00%, 8/25/47	5,370	5,373,348
Series 2017-60, Class NF, 2.23%, 8/25/47(5)	4,486	4,485,695

		$173,263,313

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.482%, 1/25/29(5)	$1,000	$1,115,912
Series 2017-C01, Class 1M2, 4.782%, 7/25/29(5)	1,000	1,077,573
Series 2017-C05, Class 1M2, 3.424%, 1/25/30(5)	5,000	4,995,175

		$7,188,660

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(4)	$2,690	$2,330,561
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(4)	2,056	1,785,545
Series 2011-48, (Interest Only), Class SD, 5.442%, 10/20/36(6)(7)	3,048	191,502
Series 2011-156, Class GA, 2.00%, 12/16/41	1,193	1,055,675
Series 2012-77, Class MT, 1.616%, 5/16/41(5)	1,250	1,214,916
Series 2014-98, (Interest Only), Class IM, 0.775%, 1/20/43(5)(6)	29,835	978,754
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(4)	2,765	2,502,887
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,185	2,186,417

Security	Principal Amount (000’s omitted)	Value
Series 2015-116, (Interest Only), Class AS, 4.472%, 8/20/45(6)(7)	$3,593	$442,736
Series 2015-144, Class KB, 3.00%, 8/20/44	713	701,770
Series 2015-151, (Interest Only), Class KI, 0.527%, 11/20/42(5)(6)	42,295	1,034,638
Series 2016-58, Class TZ, 2.00%, 12/20/39	1,186	1,188,452
Series 2016-81, Class CZ, 2.25%, 3/16/45	777	762,586
Series 2016-129, Class ZC, 2.00%, 6/20/45	4,296	4,239,539
Series 2017-5, Class ZA, 2.50%, 1/20/47	3,795	3,768,278
Series 2017-82, Class PZ, 2.50%, 4/20/43	970	962,166
Series 2017-95, Class EM, 2.50%, 5/20/40	1,061	1,044,926
Series 2017-96, Class ZM, 3.00%, 6/20/47	3,451	3,385,415
Series 2017-104, (Interest Only), Class SD, 4.984%, 7/20/47(6)(7)	9,330	1,992,377
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,918	3,819,963
Series 2017-116, Class ZA, 3.00%, 7/20/47	6,000	5,917,500

		$41,506,603

Total Collateralized Mortgage Obligations (identified cost $398,411,207)		$398,489,592

Small Business Administration Loans (Interest Only) — 1.4%

Description	Principal Amount (000’s omitted)	Value
2.288%, with various maturities to 2043(8)(9)	$77,131	$6,933,188

Total Small Business Administration Loans (Interest Only) (identified cost $6,936,325)		$6,933,188

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(10)	4,420,913	$4,421,797

Total Short-Term Investments (identified cost $4,421,797)		$4,421,797

Total Investments — 99.1% (identified cost $494,369,465)		$495,174,226

Other Assets, Less Liabilities — 0.9%		$4,565,199

Net Assets — 100.0%		$499,739,425

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2017.

(2)	Principal amount is less than $500.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2017.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2017.

(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2017.

(8)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2017 of all interest only securities comprising the certificate.

(9)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $203,301.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	572	Short	Jun-19	$(140,311,600)	$(140,375,950)	$(64,350)
U.S. 5-Year Treasury Note	514	Short	Sep-17	(60,769,875)	(60,728,297)	41,578
U.S. 10-Year Treasury Note	422	Short	Sep-17	(53,215,500)	(53,125,844)	89,656
U.S. Ultra-Long Treasury Bond	24	Long	Sep-17	3,942,635	3,948,000	5,365

						$72,249

Abbreviations:

CME:	Chicago Mercantile Exchange

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At July 31, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $136,599 and $64,350, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$496,169,214

Gross unrealized appreciation	$8,499,728
Gross unrealized depreciation	(9,494,716)

Net unrealized depreciation	$(994,988)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$85,329,649	$—	$85,329,649
Collateralized Mortgage Obligations	—	398,489,592	—	398,489,592
Small Business Administration Loans (Interest Only)	—	6,933,188	—	6,933,188
Short-Term Investments	—	4,421,797	—	4,421,797
Total Investments	$—	$495,174,226	$—	$495,174,226
Futures Contracts	$136,599	$—	$—	$136,599
Total	$136,599	$495,174,226	$—	$495,310,825

Liability Description
Futures Contracts	$(64,350)	$—	$—	$(64,350)
Total	$(64,350)	$—	$—	$(64,350)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At July 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017